Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of deferred income taxes [text block]
	December 31,	December 31,	December 31,
	2020	2019	2018
Loss before income taxes	$(3,129,368)	$(3,763,075)	$(3,511,667)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(844,929)	(1,016,030)	(948,150)
Effect of different tax rates in foreign jurisdictions	27,574	(23,478)	(38,010)
Non-deductible share-based payments	481,815	251,942	353,360
Other permanent items	1,937	10,121	2,766
Change in deferred tax assets not recognized	300,505	50,106	151,738
Share issuance costs	(80,711)	(2,638)	(172,294)
True-ups and other	(113,809)	729,977	650,590
Deferred income tax (recovery) expenses	$-	$-	$-

Disclosure of deferred tax assets and liabilities [text block]
	December 31, 2020	December 31, 2019

Deferred tax assets
Non-capital losses	$4,132,896	$4,132,896

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,567,778)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2020	December 31, 2019

Non-capital loss carry forwards	$21,385,090	$20,101,127
Capital loss carry forwards	24,538,993	23,352,906
Exploration and evaluation assets	8,188,922	8,188,922
Share issue costs	807,644	1,035,649
Property, plant and equipment	-	493,445
Donations	32,960	10,000
Investment tax credit	239,849	239,849
	$55,193,458	$53,421,898